Document and Entity Information	0 Months Ended
Feb. 25, 2014
Risk/Return:
Document Type	497
Document Period End Date	Feb. 25, 2014
Registrant Name	BRANDES INVESTMENT TRUST
Central Index Key	0000926678
Amendment Flag	false
Document Creation Date	Feb. 25, 2014
Document Effective Date	Feb. 25, 2014
Prospectus Date	Jan. 31, 2014
Brandes Core Plus Fixed Income Fund | Class E
Risk/Return:
Trading Symbol	BCPEX
Brandes Core Plus Fixed Income Fund | Class I
Risk/Return:
Trading Symbol	BCPIX
Brandes Core Plus Fixed Income Fund | Class A
Risk/Return:
Trading Symbol	BCPAX